FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:               (a)
             or fiscal year ending:  12/31/03     (b)

Is this an amendment to a previous filing? (Y/N):                           N
                                                                          -----
                                                                             Y/N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.
-------------------------------------------------------------------------------

1. A. Registrant Name: Variable Annuity Account G of ING Life Insurance and Annuity Company

   B. File Number: 811-5906

   C. Telephone Number: 770-933-6789

2. A. Street: 151 Farmington Ave

   B. City: Hartford C. State: CT D. Zip Code: 06156 Zip Ext:

   E. Foreign Country Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) --------- N
                                                                          -----
                                                                             Y/N

4. Is this the last filing on this form by Registrant? (Y/N) ---------- N
                                                                          -----
                                                                             Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N) ----- N [If answer is "Y" (Yes), complete only items 89 through 110.] -----
                                                                             Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N) ---------------- Y [If answer is "Y" (Yes), complete only items 111 through 132.] -----
                                                                             Y/N

7. A. Is Registrant a series or multiple portfolio company?   (Y/N) ----
      [If answer is "N" (No), go to item 8.]                              -----
                                                                             Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period? ----------------------------------------
                                                                          -----

                                                 ------------------------------
For                 period ending 12/31/03 If filing more than one ------------
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File number 811-      5906                       ------------------------------
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UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:

      B. [/] File Number (If any):

      C. [/] City: State: Zip Code: Zip Ext:

         [/] Foreign Country: Foreign Postal Code:

112. A. [/] Sponsor Name:

      B. [/] File Number (If any):

      C. [/] City: State: Zip Code: Zip Ext:

         [/] Foreign Country: Foreign Postal Code:

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File number 811-      5906                       ------------------------------
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113. A. [/] Trustee Name:

      B. [/] City: State: Zip Code: Zip Ext:

         [/] Foreign Country: Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

      B. [/] File Number:

      C. [/] City: State: Zip Code: Zip Ext:

         [/] Foreign Country: Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

      B. [/] City: State: Zip Code: Zip Ext:

         [/] Foreign Country: Foreign Postal Code:

                                                 ------------------------------
For                 period ending 12/31/03 If filing more than one ------------
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File number 811-      5906                       ------------------------------
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116. Family of investment companies information:

      A. [/] Is Registrant part of a family of investment companies? (Y/N)

      B. [/] Identify the family in 10 letters:

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?(Y/N)

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/] Variable annuity contracts? (Y/N)

      C. [/] Scheduled premium variable life contracts? (Y/N)

      D. [/] Flexible premium variable life contracts? (Y/N)

      E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted)

121. [/] State the number of series for which a current prospectus was in existence at the end of the period

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

                                                 ------------------------------
For                 period ending 12/31/03 If filing more than one ------------
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File number 811-      5906                       ------------------------------
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123.          [/] State the total value of the additional units considered in answering item 122
              ($000's omitted)                                 $         0
                               ----------------------------         -----------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
              in the subsequent series) ($000's omitted)       $         0
                                                         --         -----------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
              series of Registrant($000's omitted)             $         0
                                                   --------         -----------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio
       of a subsequent series). ($000's omitted)               $         0
                                                 ----------         -----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                           Total
                                            Number                    Income
                                              of       Total          Distri-
                                            Series     Assets         butions
                                            Invest-    ($000's        ($000's
                                              ing      omitted)       omitted)
                                            ------    ----------     ----------

A.  U.S. Treasury direct issue ________     _______  $__________    $__________

B.  U.S. Government agency ____________     _______  $__________    $__________

C.  State and municipal tax-free ______     _______  $__________    $__________

D.  Public utility debt _______________     _______  $__________    $__________

E. Brokers or dealers debt or debt
     of brokers' or dealers' parent____     _______  $__________    $__________

F. All other corporate intermed. &
     long-term debt ___________________     _______  $__________    $__________

G. All other corporate short-term
     debt _____________________________     _______  $__________    $__________

H.   Equity securities of brokers or dealers or parents of brokers
     or dealers _______________________     _______  $__________    $__________

I. Investment company equity $
     securities _______________________     _______   __________    $__________

                                               1     $  64,666
J.  All other equity securities _______     _______   __________    $__________

K.  Other securities __________________     _______  $__________    $__________
                                            -------   ----------
L.  Total assets of all series of              1     $  64,666
     Registrant                             -------   ----------

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For                 period ending 12/31/03 If filing more than one ------------
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File number 811-       5906                      ------------------------------
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128.          [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other
              than the issuer?  (Y/N) ----------------------------      -------
                                                                             Y/N
              [If the answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
              period?   (Y/N) ------------------------------------      -------
                                                                             Y/N
              [If the answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
              from insurance or guarantees?  (Y/N) ---------------      -------
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting
              period ($000's omitted) ----------------------------    $  812
                                                                        -------

132. [/] List of "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----


This report is signed on behalf of the registrant (or depositor or trustee) in the City of Atlanta and State of Georgia on the 27th day of February 2004.

                                             ----------------------------------
                                         ING Life Insurance and Annuity Company


Witness: /s/ Elizabeth B. Bramlett           By: /s/ David A. Wheat
         -------------------------           ---------------------------------
         Elizabeth B. Bramlett               David A. Wheat
         Director, Financial Reporting       Chief Financial Officer
         Finance Shared Services             ING Life Insurance and Annuity
         ING Americas                           Company